Revenues and other income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Revenue [Abstract]
Schedule of revenues and other income
The following table summarizes the Company’s revenues and other income per category for the years ended December 31, 2020, 2019, and 2018:

	For the year ended December 31,
(in thousands of euros)	2020	2019	2018
Services	50	40	109
Other sales	—	28	7
Total revenues	50	68	116
Research tax credit	1,927	2,437	3,251
Subsidies	526	20	90
Other	10	17	22
Total other income	2,462	2,473	3,363
Total revenues and other income	2,512	2,541	3,479